Short And Long-Term Debt - Loss on the Early Extinguishment of Debt and Write-Off of Deferred Financing Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 24, 2009 Senior Toggle Notes [Member]	Sep. 24, 2009 Second Lien Loans [Member]
Debt Instrument [Line Items]
Loss on the early extinguishment of debt	$ 0	$ 0	$ (36)	$ 6	$ 36	$ 36	$ 0	$ (75)
Debt modifications, write-off of deferred financing costs to interest expense					7	7
Debt Instrument, Face Amount									$ 221	$ 150